Summary of significant accounting policies - Estimated useful lives for property, plant and equipment, net (Details)	6 Months Ended
Mar. 31, 2020
Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	5 – 10 years
Transportation equipment
Accounting Policies [Line Items]
Estimated useful lives	4 years
Office equipment
Accounting Policies [Line Items]
Estimated useful lives	3 – 5 years
Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	Shorter of lease term or useful life